UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Diversified Global Asset Management Corporation
Address:          Toronto-Dominion Centre
                  Royal Trust Tower
                  77 King Street West, Suite 4310
                  P.O. Box 259
                  Toronto, Ontario M5J 1J5

Form 13F File Number: 28-12840
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeff Lucassen
Title:            Chief Financial and Operating Officer of Diversified Global
                  Asset Management Corporation
Phone:            416-644-7587

Signature, Place and Date of Signing:


            /s/ Jeff Lucassen           Toronto, Canada         August 14, 2008
            -----------------           ---------------         ---------------
               [Signature]               [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                    -----------------------

Form 13F Information Table Entry Total:                       125
                                                    -----------------------

Form 13F Information Table Value Total:                    $104,791
                                                    -----------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                            DIVERSIFIED GLOBAL ASSET MANAGEMENT CORPORATION
                                                               FORM 13F
                                                      Quarter Ended June 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                              CLASS                        VALUE      SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                              ------                       ------     -------  ---  ----  ----------    -----      ----------------
NAME OF ISSUER                TITLE             CUSIP     (X$1,000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------                -----             -----     ---------   -------  ---  ----  ----------  --------    ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP              COM               001547108          631    9147 SH         SOLE                      9147
ALLERGAN INC                  NOTE 1.500% 4/0   018490AL6          738  700000 PRN        SOLE                                  NONE
AMDOCS LTD                    NOTE 0.500% 3/1   02342TAD1           98  100000 PRN        SOLE                                  NONE
AMGEN INC                     NOTE 0.125% 2/0   031162AN0          363  400000 PRN        SOLE                                  NONE
ANADARKO PETE CORP            COM               032511107          537    7173 SH         SOLE                      7173
ANHEUSER BUSCH COS INC        COM               035229103          789   12700 SH         SOLE                     12700
AQUILA INC                    COM               03840P102          573  152047 SH         SOLE                    152047
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1   039483AW2          201  200000 PRN        SOLE                                  NONE
AUTOZONE INC                  COM               053332102          677    5594 SH         SOLE                      5594
BAXTER INTL INC               COM               071813109          704   11015 SH         SOLE                     11015
BECKMAN COULTER INC           NOTE 2.500%12/1   075811AD1          221  200000 PRN        SOLE                                  NONE
BLOCK H & R INC               COM               093671105          539   25205 SH         SOLE                     25205
BOIS D ARC ENERGY INC         COM               09738U103          511   21000 SH         SOLE                     21000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 3.750% 5/1   10112RAG9          549  500000 PRN        SOLE                                  NONE
BURLINGTON NORTHN SANTA FE C  COM               12189T104          537    5371 SH         SOLE                      5371
CALPINE CORP                  COM NEW           131347304          560   24816 SH         SOLE                     24816
CAMERON INTERNATIONAL CORP    NOTE 2.500% 6/1   13342BAB1         2024 1200000 PRN        SOLE                                  NONE
CARNIVAL CORP                 DBCV 4/2          143658AV4          318  500000 PRN        SOLE                                  NONE
CHEMTURA CORP                 COM               163893100          309   52919 SH         SOLE                     52919
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1   165167BW6          539  300000 PRN        SOLE                                  NONE
CHOICEPOINT INC               COM               170388102          885   18370 SH         SOLE                     18370
CISCO SYS INC                 COM               17275R102          599   25748 SH         SOLE                     25748
CLEAR CHANNEL COMMUNICATIONS  COM               184502102          780   22167 SH         SOLE                     22167
CLEVELAND CLIFFS INC          COM               185896107          802    6728 SH         SOLE                      6728
COCA COLA CO                  COM               191216100          507    9750 SH         SOLE                      9750
CONSECO INC                   DBCV 3.500% 9/3   208464BH9          729  900000 PRN        SOLE                                  NONE
CONTINENTAL RESOURCES INC     COM               212015101          213    3070 SH         SOLE                      3070
COUNTRYWIDE FINANCIAL CORP    COM               222372104          336   79020 SH         SOLE                     79020
CSX CORP                      COM               126408103          655   10423 SH         SOLE                     10423
DENBURY RES INC               COM NEW           247916208          218    5959 SH         SOLE                      5959
DRS TECHNOLOGIES INC          COM               23330X100          779    9900 SH         SOLE                      9900
E M C CORP MASS               NOTE 1.750%12/0   268648AK8          797  700000 PRN        SOLE                                  NONE
ELECTRONIC DATA SYS NEW       NOTE 3.875% 7/1   285661AF1          499  500000 PRN        SOLE                                  NONE
ELECTRONIC DATA SYS NEW       COM               285661104          498   20193 SH         SOLE                     20193
ENERGY EAST CORP              COM               29266M109          505   20437 SH         SOLE                     20437
ESMARK INC                    COM               296475106          593   31000 SH         SOLE                     31000
FIRST SOLAR INC               COM               336433107          220     805 SH         SOLE                       805
FLEXTRONICS INTL LTD          NOTE 1.000% 8/0   33938EAL1          292  311000 PRN        SOLE                                  NONE
FMC TECHNOLOGIES INC          COM               30249U101          212    2750 SH         SOLE                      2750
FORD MTR CO DEL               NOTE 4.250%12/1   345370CF5          437  600000 PRN        SOLE                                  NONE
FREEPORT-MCMORAN COPPER & GO  COM               35671D857          544    4642 SH         SOLE                      4642
GENERAL MTRS CORP             DEB SR CV C 33    370442717          210   15800 SH         SOLE                       210
GETTY IMAGES INC              COM               374276103          519   15300 SH         SOLE                     15300
GILEAD SCIENCES INC           NOTE 0.500% 5/0   375558AG8          860  600000 PRN        SOLE                                  NONE
GOOGLE INC                    CL A              38259P508          638    1212 SH         SOLE                      1212
GRAN TIERRA ENERGY INC        COM               38500T101          127   15930 SH         SOLE                     15930
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3          283  100000 PRN        SOLE                                  NONE
HEALTH CARE REIT INC          NOTE 4.750% 7/1   42217KAQ9         1575 1500000 PRN        SOLE                                  NONE
HEINZ H J CO                  COM               423074103          535   11183 SH         SOLE                     11183
HLTH CORPORATION              COM               40422Y101          681   60200 SH         SOLE                     60200
HOME DEPOT INC                COM               437076102          402   17182 SH         SOLE                     17182
HUNTSMAN CORP                 COM               447011107          549   48176 SH         SOLE                     48176
INTEL CORP                    SDCV 2.950%12/1   458140AD2          779  800000 PRN        SOLE                                  NONE
INTERNATIONAL GAME TECHNOLOG  DBCV 2.600%12/1   459902AP7          384  400000 PRN        SOLE                                  NONE
ISHARES TR                    DJ US REAL EST    464287739         2497   41000 SH         SOLE                     41000
ISHARES TR                    MSCI EAFE IDX     464287465         4073   59300 SH         SOLE                     59300
ISHARES TR                    RSSL MCRCP IDX    464288869         1761   39529 SH         SOLE                     39529
ISHARES TR                    S&P LTN AM 40     464287390         8498   30900 SH         SOLE                     30900
JUNIPER NETWORKS INC          COM               48203R104          202    9090 SH         SOLE                      9090
KRAFT FOODS INC               CL A              50075N104         1030   36206 SH         SOLE                     36206
LEAP WIRELESS INTL INC        COM NEW           521863308          412    9554 SH         SOLE                      9554
LOCKHEED MARTIN CORP          DBCV 8/1          539830AP4          294  216000 PRN        SOLE                                  NONE
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AH0           79  100000 PRN        SOLE                                  NONE
MASSEY ENERGY CORP            COM               576206106          273    2917 SH         SOLE                      2917
MASTERCARD INC                CL A              57636Q104          709    2671 SH         SOLE                      2671
MEDTRONIC INC                 NOTE 1.500% 4/1   585055AL0         1806 1700000 PRN        SOLE                                  NONE
MERRILL LYNCH & CO INC        NOTE 3/1          590188W46          712  700000 PRN        SOLE                                  NONE
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6          494  700000 PRN        SOLE                                  NONE
MICROSOFT CORP                COM               594918104          565   20540 SH         SOLE                     20540
MILLIPORE CORP                NOTE 3.750% 6/0   601073AD1          704  700000 PRN        SOLE                                  NONE
MIRANT CORP NEW               COM               60467R100          544   13899 SH         SOLE                     13899
MOLSON COORS BREWING CO       NOTE 2.500% 7/3   60871RAA8          851  700000 PRN        SOLE                                  NONE
MOTOROLA INC                  COM               620076109          369   50285 SH         SOLE                     50285
NABORS INDS INC               NOTE 0.940% 5/1   629568AP1          492  400000 PRN        SOLE                                  NONE
NATIONAL CITY CORP            NOTE 4.000% 2/0   635405AW3         1213 1500000 PRN        SOLE                                  NONE
NATIONWIDE FINL SVCS INC      CL A              638612101          475    9900 SH         SOLE                      9900
NAVTEQ CORP                   COM               63936L100          893   11594 SH         SOLE                     11594
NEWS CORP                     CL A              65248E104          486   32342 SH         SOLE                     32342
NORTHWEST AIRLS CORP          COM               667280408          299   44940 SH         SOLE                     44940
NYMEX HOLDINGS INC            COM               62948N104          754    8921 SH         SOLE                      8921
OCCIDENTAL PETE CORP DEL      COM               674599105          544    6059 SH         SOLE                      6059
OMNICARE INC                  DBCV 3.250%12/1   681904AL2          150  200000 PRN        SOLE                                  NONE
ORACLE CORP                   COM               68389X105          631   30034 SH         SOLE                     30034
PENN NATL GAMING INC          COM               707569109          255    7947 SH         SOLE                      7947
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT      73935S105         1515   33822 SH         SOLE                     33822
PRUDENTIAL FINL INC           COM               744320102          488    8177 SH         SOLE                      8177
PUGET ENERGY INC NEW          COM               745310102          436   18167 SH         SOLE                     18167
QUALCOMM INC                  COM               747525103          634   14296 SH         SOLE                     14296
QUICKSILVER RESOURCES INC     COM               74837R104          215    5556 SH         SOLE                      5556
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4          590  600000 PRN        SOLE                                  NONE
RED HAT INC                   DBCV 0.500% 1/1   756577AB8          101  100000 PRN        SOLE                                  NONE
ROWAN COS INC                 COM               779382100          581   12422 SH         SOLE                     12422
RURAL CELLULAR CORP           CL A              781904107          507   11400 SH         SOLE                     11400
SAFECO CORP                   COM               786429100          786   11700 SH         SOLE                     11700
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5          275  400000 PRN        SOLE                                  NONE
SARA LEE CORP                 COM               803111103          427   34861 SH         SOLE                     34861
SEARS HLDGS CORP              COM               812350106          455    6183 SH         SOLE                      6183
SOUTHWESTERN ENERGY CO        COM               845467109          214    4490 SH         SOLE                      4490
SPDR INDEX SHS FDS            MIDEAST AFRICA    78463X806         2344   36000 SH         SOLE                     36000
SPDR INDEX SHS FDS            ASIA PACIF ETF    78463X301        11274  161500 SH         SOLE                    161500
SPDR INDEX SHS FDS            EUROPE ETF        78463X608         6917  105500 SH         SOLE                    105500
STERIS CORP                   COM               859152100          525   18269 SH         SOLE                     18269
SYMANTEC CORP                 NOTE 1.000% 6/1   871503AF5         1961 1700000 PRN        SOLE                                  NONE
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109          780   30500 SH         SOLE                     30500
TARGET CORP                   COM               87612E106          502   10798 SH         SOLE                     10798
TENET HEALTHCARE CORP         COM               88033G100          102   18430 SH         SOLE                     18430
TEVA PHARMACEUTICAL FIN CO B  NOTE 1.750% 2/0   88165FAA0          445  400000 PRN        SOLE                                  NONE
TIFFANY & CO NEW              COM               886547108          501   12285 SH         SOLE                     12285
TRANSALTA CORP                COM               89346D107          580   15992 SH         SOLE                     15992
TRANSOCEAN SEDCO FOREX INC    NOTE 1.625%12/1   893830AU3         1684 1500000 PRN        SOLE                                  NONE
TRIZETTO GROUP INC            COM               896882107          770   36010 SH         SOLE                     36010
UAL CORP                      COM NEW           902549807          277   52975 SH         SOLE                     52975
UNION PAC CORP                COM               907818108          790   10458 SH         SOLE                     10458
UNUM GROUP                    COM               91529Y106          500   24435 SH         SOLE                     24435
VERISIGN INC                  COM               92343E102          575   15205 SH         SOLE                     15205
VIRGIN MEDIA INC              COM               92769L101          318   23330 SH         SOLE                     23330
VISTEON CORP                  COM               92839U107          415  157869 SH         SOLE                    157869
VORNADO RLTY TR               DBCV 2.850% 4/0   929042AC3          354  400000 PRN        SOLE                                  NONE
WELLPOINT INC                 COM               94973V107          393    8255 SH         SOLE                      8255
WENDYS INTL INC               COM               950590109          694   25512 SH         SOLE                     25512
WILLIAMS COS INC DEL          COM               969457100          574   14228 SH         SOLE                     14228
WRIGLEY WM JR CO              COM               982526105          778   10000 SH         SOLE                     10000
WYETH                         DBCV 1/1          983024AD2          511  500000 PRN        SOLE                                  NONE
XM SATELLITE RADIO HLDGS INC  CL A              983759101          376   48016 SH         SOLE                     48016
ZALE CORP NEW                 COM               988858106          502   26589 SH         SOLE                     26589